UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund

September 30, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 44.3%

	Consumer Discretionary – 1.0%

3,316	SES	$80,696

1,693	Westfield Group – REIT	12,555
	Total Consumer Discretionary	93,251
	Energy – 5.2%

112,959	DUET Group	175,537

813	Enbridge Energy Partners	22,333

15,731	Just Energy	150,420

1,012	Kinder Morgan Energy Partners	69,201

63,203	SP AusNet —	56,762

990	Spectra Energy Partners	27,928
	Total Energy	502,181
	Financials – 11.6%

3,981	CBL & Associates Properties – REIT	45,224

70	Cedar Shopping Centers – REIT	218

2,901	Cogdell Spencer – REIT	10,937

5,440	DCT Industrial Trust – REIT	23,882

2,558	Duke Realty – REIT	26,859

716	EastGroup Properties – REIT	27,308

2,642	Equity One – REIT	41,902

5,420	Franklin Street Properties – REIT	61,300

3,253	Government Property Income Trust – REIT	69,972

926	Highwoods Properties – REIT	26,169

669	Hospitality Properties Trust – REIT	14,203

1,682	Inland Real Estate – REIT	12,279

741	Liberty Property Trust – REIT	21,571

10,149	National Retail Properties – REIT	272,703

531	OMEGA Healthcare Investors – REIT	8,459

69,475	Parkway Life – REIT	96,922

2,054	Piedmont Office Realty Trust, Class A – REIT	33,213

10,805	Ramco-Gershenson Properties Trust – REIT	88,601

800	Sabra Health Care – REIT	7,632

318	Sovran Self Storage – REIT	11,820

2,158	Starwood Property Trust – REIT	37,031

2,088	Universal Health Realty Income Trust – REIT	70,178

3,935	Urstadt Biddle Properties, Class A – REIT	62,842

2,085	Washington Real Estate Investment Trust – REIT	58,756
	Total Financials	1,129,981
	Industrials – 7.3%

1,188	Atlantia	17,082

31,295	Australian Infrastructure Fund	54,230

4,332	Autostrada Torino-Milano	41,087

4,064	FirstGroup	20,204

52	Kobenhavns Lufthav	14,933

28,273	MAP Group	87,545

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

September 30, 2011

Shares	Description ▲	Value

	Industrials (continued)

10,272	Oesterreichische Post	$292,134

7,000	Singapore Airport Terminal Services	11,669

171,000	Singapore Post	133,458

6,448	Transurban Group	33,524

60	Westshore Terminals Investment	1,258
	Total Industrials	707,124
	Natural Gas – 2.7%

51,303	Envestra	32,617

5,053	Pempina Pipeline	123,685

7,674	Veresen	107,944
	Total Natural Gas	264,246
	Telecommunication Services – 0.3%

14,000	Singapore Telecommunications	33,747
	Transportation – 0.3%

226,000	Xiamen International Port	29,619
	Utilities – 15.9%

39,458	APA Group	153,133

2,370	Brookfield Infrastructure Partners	57,686

2,379	Brookfield Renewable Power Fund	58,777

14,764	Centrica	68,057

616	CEZ	23,603

250,000	CitySpring Infrastructure Trust	74,254

926	CPFL Energia – ADR	20,511

156	Elia System Operator	6,330

1,488	Enagas	27,347

5,232	Enel Green Power	23,095

8,558	Energias do Brasil	170,682

34,194	Equatorial Energia	209,684

21,267	Hera	32,216

24,844	IREN	28,995

1,672	National Grid – ADR	82,931

7,798	Pepco Holdings	147,538

1,430	PPL	40,812

705	Redes Energeticas Nacionais	1,981

3,386	Snam Rete Gas	15,632

77,538	Spark Infrastructure Group	92,687

5,531	Terna-Rete Elettrica Nationale	20,510

2,185	UIL Holdings	71,952

5,827	United Utilities Group	56,404

1,789	Unitil	45,942

8,644	Vector	16,777
	Total Utilities	1,547,536
	Total Common Stocks (cost $4,493,710)	4,307,685

2	Nuveen Investments

Shares	Description ▲	Value

	PREFERRED STOCKS – 33.2%

	Energy – 0.5%

1,000	El Paso Energy Capital Trust	$44,720
	Financials – 23.0%

2,695	BRE Properties – REIT Series D	67,914

	Brookfield Asset Management
1,781	Series 9	32,479
5,135	Series 17	107,854
5,135	Series 18	106,483

4,570	CBL & Associates Properties – REIT Series D	105,430

3,621	Cedar Shopping Centers – REIT Series A	85,637

3,629	Cousins Properties – REIT Series A	89,564

4,210	Digital Realty Trust – REIT Series E	104,997

2,749	Duke Realty – REIT Series L	66,306

878	Dupont Fabros Technology – REIT Series A	22,450

1,964	First Industrial Realty Trust – REIT Series J	43,228

876	First Potomac Realty Trust – REIT Series A	21,199

3,783	Forest City Enterprises	81,335

903	HCP – REIT Series F	22,837

909	Kilroy Realty – REIT Series F	22,716

4,436	Kimco Realty – REIT Series H	115,203

2,716	Kite Realty – REIT Series A	61,110

1,806	Lexington Realty Trust – REIT Series D	43,254

4,743	Pebblebrook Hotel Trust – REIT Series B	117,721

935	Prologis – REIT Series M	22,234

10,787	PS Business Parks – REIT Series H	269,458

5,392	Public Storage – REIT Series W	135,555

3,606	Regency Centers – REIT Series C	90,871

5,562	Sunstone Hotel Investors – REIT Series A	126,480

236	UDR – REIT Series G	5,959

	Vornado Realty Trust – REIT
4,509	Series F	112,500
4,535	Series H	112,196

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

September 30, 2011

Shares	Description ▲	Value

	Financials (continued)

1,792	Weingarten Realty Investors – REIT Series E	$44,334
	Total Financials	2,237,304
	Health Care – 0.7%

2,705	Cogdell Spencer – REIT	63,568
	Natural Gas – 1.1%

	Canadian Utilities
326	Series W	7,889
324	Series X	7,897

1,768	Westcoast Energy Series 7	42,095

2,208	Westcoast Energy Series 8	52,783
	Total Natural Gas	110,664
	Utilities – 7.9%

920	Alabama Power	23,506

3,196	Alabama Power	79,581

3,927	Companhia De Gas De Sao Paulo Class A	71,972

1,585	Companhia Energetica de Minas Gerais – ADR	23,521

1,308	Companhia Energetica do Ceara-COELCE Class A	22,616

158	Connecticut Light & Power Series 1963	6,838

131	Consolidated Edison New York Series D	11,318

358	Consolidated Edison New York Series A	35,979

522	Entergy Louisiana Holdings	52,249

949	Fortis Series F	22,505

221	Georgia Power Series 07-A	24,029

916	Mississippi Power	23,312

429	Nextera Energy Capital Holdings Series A	10,819

1,480	Pacific Gas & Electric Series E	37,000

72	Peco Energy Series B	6,336

632	Peco Energy Series D	57,519

6,606	PPL	165,563

421	San Diego Gas & Electric	7,793

	Xcel Energy
438	Series C	44,680
421	Series D	43,468
	Total Utilities	770,604
	Total Preferred Stocks (cost $3,278,083)	3,226,860

4	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	CORPORATE BONDS – 18.6%

	Basic Industry – 0.8%

$ 85	Huntington Ingalls Industries 6.875%, 03/15/2018 ■	$79,050
	Electric – 1.7%

80	Calpine 7.875%, 07/31/2020 ■	77,200

88	Midwest Generation Series B 8.560%, 01/02/2016	86,245
168	Total Electric	163,445
	Energy – 0.8%

75	Western Refinancing 11.250%, 06/15/2017 ■	81,000
	Health Care – 3.1%

80	Community Health Systems 8.875%, 07/15/2015	78,600

75	HCA 8.500%, 04/15/2019	79,499

90	Kindred Healthcare 8.250%, 06/01/2019 ■	68,738

80	Residential Care 10.750%, 01/15/2019	77,600
325	Total Health Care	304,437
	Industrials – 4.0%

85	Casella Waste Systems 7.750%, 02/15/2019 ■	80,324

80	GEO Group 6.625%, 02/15/2021	76,800

75	RDS Ultra-Deepwater 11.875%, 03/15/2017 ■	78,563

85	Servicios Corporation Javer Sap 9.875%, 04/06/2021 ■	76,500

85	United Refining 10.500%, 02/28/2018	79,900
410	Total Industrials	392,087
	Natural Gas – 2.5%

88	Chesapeake Midstream Partners 5.875%, 04/15/2021 ■	83,600

77	Energy Transfer Equity 7.500%, 10/15/2020	79,118

80	Inergy LP Inergy Financial 7.000%, 10/01/2018	75,200
245	Total Natural Gas	237,918
	Telecommunication – 1.6%

80	Intelsat Jackson Holdings 7.250%, 04/01/2019 ■	74,200

80	SBA Telecommunications 8.250%, 08/15/2019	84,000
160	Total Telecommunication	158,200

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲			Value

	Telecommunication Services – 0.9%

$ 80	Crown Castle International 7.125%, 11/01/2019			$82,400
	Transportation – 1.6%

85	Air Canada 9.250%, 08/01/2015 ■			80,750

80	Ultrapetrol 9.000%, 11/24/2014			77,200
165	Total Transportation			157,950
	Utilities – 0.8%

75	AES 8.000%, 10/15/2017			75,376
	Waste Disposal – 0.8%

80	Energysolutions 10.750%, 08/15/2018			80,000
$1,868	Total Corporate Bonds (cost $1,868,150)			1,811,863

Principal Amount (000)	Description ▲			Value
	ASSET-BACKED SECURITIES – 0.8%

	Transportation – 0.8%

$ 85	Continental Airlines, Series RJ03 7.875%, 01/02/2020			$81,310
	Total Asset-Backed Securities (cost $82,388)			81,310

Principal Amount (000)	Description ▲	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.6%

$ 257	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $257,030, collateralized by $265,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $263,344	0.010%	10/03/11	$257,029
	Total Short-Term Investments (cost $257,029)			257,029
	Total Investments (cost $9,979,360) – 99.5%			9,684,747
	Other Assets Less Liabilities – 0.5%			48,388
	Net Assets – 100.0%			$9,733,135

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$4,250,923	$56,762	$—	$4,307,685
Preferred Stocks	3,054,459	172,401	—	3,226,860
Corporate Bonds	—	1,811,863	—	1,811,863
Asset-Backed Securities		81,310		81,310
Short-Term Investments	—	257,029	—	257,029
Total	$7,305,382	$2,379,365	$—	$9,684,747
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At September 30, 2011, the cost of investments was $9,979,360.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$47,678
Depreciation	(342,291)
Net unrealized appreciation (depreciation) of investments	$(294,613)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

■	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Nuveen Investments	7

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2011